Investments Other Equity Investments (Details) € in Millions, $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
		Dec. 29, 2013 USD ($)	Dec. 23, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2015 USD ($) members	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 EUR (€)
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | €											€ 100.0
Investment in joint venture					$ 2,441.0		$ 2,441.0		$ 2,388.6
Total special items							346.7		324.4	$ 200.0
Equity income in MillerCoors							4.5		(1.7)	19.1
BRI [Member]
Schedule of Equity Method Investments [Line Items]
Investment in joint venture					$ 7.3		7.3		(21.7)
Equity Method Investment, Administrative Fees Related to Agreements							$ 88.8		103.4	118.1
Guarantor Obligation, Percentage					45.90%
BDL [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Voting Control Percentage							50.00%
Equity Method Investment, Number of Members in Distribution Operation | members							2
Investment in joint venture					$ 15.7		$ 15.7		13.7
Equity Method Investment, Administrative Fees Related to Agreements							$ 36.4		50.8	59.6
ABI [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Voting Control Percentage							50.00%
Tradeteam Ltd
Schedule of Equity Method Investments [Line Items]
Early termination payment upon exit of joint venture			$ 40.0
Proceeds from divestiture of joint venture interest		$ 29.5
Equity income in MillerCoors										$ 4.6
Joint venture, ownership percentage				49.90%						49.90%
Service costs incurred under joint venture										$ 126.9
Tradeteam Ltd | Prepayment received for future benefits
Schedule of Equity Method Investments [Line Items]
Proceeds from divestiture of joint venture interest		19.8
Tradeteam Ltd | Determination of loss on sale of investment
Schedule of Equity Method Investments [Line Items]
Proceeds from divestiture of joint venture interest		$ 9.7
Tradeteam Ltd | Termination fees and other (gains) losses
Schedule of Equity Method Investments [Line Items]
Total special items	[1]								$ 13.2
Tradeteam Ltd | Distribution Agreement
Schedule of Equity Method Investments [Line Items]
Estimated useful life			10 years
Modelo Molson Imports LP (MMI)
Schedule of Equity Method Investments [Line Items]
Ownership percentage								(50.00%)	(50.00%)
Modelo
Schedule of Equity Method Investments [Line Items]
Ownership percentage								(50.00%)	(50.00%)
Proceeds from divestiture of joint venture interest								CAD 70,000,000	$ 63.2
Equity income in MillerCoors									0.7	11.7
Marketing and administrative cost recoveries									1.1	$ 11.3
Amortization of the difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors									$ 4.9
MC Si Hai [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on disposal on joint venture				$ 6.0
Legal and other fees related to disposal of joint venture				1.2
MC Si Hai [Member] | Deconsolidation Liability [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Amount Sold				5.4
MC Si Hai [Member] | Proceeds from Sale [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Sale of Equity Method Investments				$ 0.6
Canadian Imperial Bank of Commerce (CIBC) [Member] | Revolving Credit Facility [Member] | BRI [Member]
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | CAD						CAD 150,000,000
Debt Instrument, Term						1 year
Debt Instrument, Renewal Option, Term						1 year
Other Current Liabilities [Member] | BRI [Member]
Schedule of Equity Method Investments [Line Items]
Guarantees, Fair Value Disclosure					$ 16.9		$ 16.9
Grolsch [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture, ownership percentage					49.00%		49.00%

[1]	In June 2015, we terminated our agreement with Carlsberg whereby it held the exclusive distribution rights for the Staropramen brand in the U.K. As a result of this termination, we agreed to pay Carlsberg an early termination payment of GBP 19.0 million ($29.4 million at payment date), which was recognized as a special charge during the second quarter of 2015. The transition period concluded on December 27, 2015, and we now have the exclusive distribution rights of the Staropramen brand in the U.K. In December 2013, we entered into an agreement with Heineken to early terminate our contract brewing and kegging agreement with Heineken under which we produced and packaged the Foster's and Kronenbourg brands in the U.K. As a result of the termination, Heineken agreed to pay us an aggregate early termination payment of GBP 13.0 million, of which we received GBP 5.0 million in 2014 and the remaining GBP 8.0 million on April 30, 2015. The full amount of the termination payment received ($19.4 million upon recognition) is included as income within special items during the year ended December 31, 2015.